The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – Morgan Stanley Global Real Estate Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 22, 2016 (Accession No. 0001193125-16-513033), which is incorporated herein by reference.